Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	MONETTA TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000894240
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Monetta Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Monetta Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Monetta Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Monetta Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Monetta Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Monetta Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Monetta Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Monetta Fund was 128.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Monetta Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Monetta Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Monetta Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Monetta Fund invests (at the time of investment) at least 65% of its net assets, under normal market conditions, in common stocks of companies of all market capitalization ranges, although Monetta Financial Services, Inc. (the “Adviser”) expects that the Fund will primarily invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion measured at the time of investment). The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to the S&P 500® Index, the Fund’s benchmark. As measured at the time of investment, the Fund may invest up to 5% of its net assets in exchange-traded funds (“ETFs”) and up to 10% of its net assets in foreign stocks, which is accomplished primarily through American Depositary Receipts (“ADRs”).

The Adviser employs a bottom-up, multi-faceted investment approach, which combines fundamental, technical, and macro-economic factors in its stock selection process. A stock’s relative volatility, versus that of its industry sector and the overall market, aids the Adviser in determining individual stocks’ buy and sell points.

The Adviser’s investment decisions for the Monetta Fund’s growth style of investing are based on the Adviser’s review of a company’s financial statements and other factors, including competitive landscape and recent product announcements. The Adviser also reviews quarterly earnings reports with an emphasis on management guidance. The Adviser generally seeks to invest in companies with positive long-term earnings growth expectations and that the Adviser believes have favorable short-term technical and/or market factors, including price and volume trends, relative strength, and institutional interest. The Adviser seeks to invest in quality companies that have demonstrated a proven track record of earnings growth. The Adviser also emphasizes price direction, volume, and relative strength, which it believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership.

Depending on market conditions and the foregoing considerations, the Adviser may at times be very active in turning over the Fund’s portfolio. The Adviser’s investment decisions for the Fund’s growth style of investing are based on the Adviser’s determination that a company’s revenue and earnings growth have the potential to exceed market expectations and that the security is at an attractive entry point.

The Fund may make short-term investments, without limitation, for defensive purposes, which may provide lower returns than other types of investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although every effort is made to achieve the Monetta Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

•
ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.  In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.

•
Equity Securities Risk. Prices of equity securities may fluctuate rapidly and unpredictably in shorter time periods for a variety of reasons, including as a result of political or economic events having little or nothing to do with the performance of the issuers, and there is no guarantee of long-term growth. Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks. Equity securities of technology growth companies, in particular, may be more volatile than equity securities of other companies primarily due to market saturation, price competition and rapid product obsolescence.

•
Management Risk. The Adviser’s investment strategy may not achieve the Fund’s objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may be subject to a higher tax liability. High portfolio turnover also results in greater transaction costs, which may reduce the Fund's performance.

•	Market Risk. The stock market or stocks and ETFs in the Fund’s portfolio may decline or not increase at the rate anticipated.

•	Growth Stock Risk. Growth-oriented funds may under-perform when growth stocks are out of favor.

•
Short-Term Investment Risk. The Fund may make short-term investments without limitation in periods when the Adviser determines that a temporary defensive position is warranted. When the Fund is so invested, it may not achieve its investment objective.

•
Foreign Investment Risk. Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility and less developed or less efficient trading markets.

•
Large Cap Equity Risk. The stocks of large capitalization companies involve risks due to larger, more established companies being unable to respond quickly to new competitive challenges, such as consumer preferences. Larger companies may also not be able to attain the high levels of growth rates or returns similar to those of smaller capitalization companies.

•
Small and MidCap Equity Risk. The stocks of small and midcap capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show some indication of the risks of investing in the Monetta Fund. The bar chart shows the changes in the Fund’s performance from year to year. Also shown are the Monetta Fund’s highest and lowest quarterly returns. The table below shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500® Index, a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Monetta Fund will perform in the future. Updated performance information is available on the Fund’s website at www.monetta.com or by calling 1‑800-MONETTA.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show some indication of the risks of investing in the Monetta Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800-MONETTA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.monetta.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Monetta Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	MONETTA FUND (MONTX) Calendar Year Total Returns (before taxes)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return	30.39% (Quarter ended June 30, 2009)	Lowest Quarterly Return	-20.76% (Quarter ended September 30, 2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”). Holdings in such accounts may be subject to taxes at a later date.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Monetta Fund | S&P 500® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Monetta Fund | Monetta Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MONTX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 141
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	758
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,663
Annual Return 2009	rr_AnnualReturn2009	48.73%
Annual Return 2010	rr_AnnualReturn2010	23.42%
Annual Return 2011	rr_AnnualReturn2011	(13.75%)
Annual Return 2012	rr_AnnualReturn2012	10.47%
Annual Return 2013	rr_AnnualReturn2013	34.89%
Annual Return 2014	rr_AnnualReturn2014	7.15%
Annual Return 2015	rr_AnnualReturn2015	3.19%
Annual Return 2016	rr_AnnualReturn2016	6.98%
Annual Return 2017	rr_AnnualReturn2017	19.19%
Annual Return 2018	rr_AnnualReturn2018	(3.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.76%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.36%)
5 Years	rr_AverageAnnualReturnYear05	6.38%
10 Years	rr_AverageAnnualReturnYear10	12.39%
Monetta Fund | Monetta Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.49%)
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	11.01%
Monetta Fund | Monetta Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.81%)
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	10.14%
Monetta Core Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Monetta Core Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Monetta Core Growth Fund (the “Core Growth Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Core Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Growth Fund’s performance. During the most recent fiscal year, the Core Growth Fund’s portfolio turnover rate was 28.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Core Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Core Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Core Growth Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Core Growth Fund employs a “core-plus” investment approach, which includes an active and passive component. For the Fund's "passive" component of its strategy, the Fund invests approximately 50% of its assets in exchange-traded funds (“ETFs”) that seek to track the S&P 500® Index (the “Index”) or other broad-based market indices that primarily include stocks of large capitalization U.S. companies. For the Fund's "active" component, the balance of the Fund is directly invested in common stocks of companies of all market capitalization ranges and is diversified among industries and market sectors. However, the Adviser will primarily seek to invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion) that the Adviser considers to be high quality, well-known companies that produce products or provide services that are recognized by many investors.

In selecting individual stock investments, emphasis is placed on those companies that the Adviser believes to have above average long-term growth potential, a history of growth, a competitive advantage, and an established and experienced management team. The Adviser also considers price direction, volume, and relative strength of the issuers of such investments, which the Adviser believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership. Depending on market conditions and such considerations, the Adviser may at times be very active in turning over the non-ETF portion of the Core Growth Fund’s portfolio. While the Adviser expects that the Fund’s assets will usually be invested approximately 50% in funds (passive component) and 50% in direct investments (active component), these percentages may vary significantly from time to time due to market conditions. The Fund intends to invest at least 30% of its assets in each component under normal market conditions. The Fund may invest up to 10% of its assets in foreign stocks, primarily through American Depositary Receipts (“ADRs”).

A bottom-up approach is used in selecting these investments by evaluating each company on the basis of its financial statements and operations. Factors such as a company’s industry leadership, competitive advantages, earnings growth, profit margins, sales trends, and dividends, as well as technical factors, are scrutinized as part of the Adviser’s analysis.

The combination of investing in a core index component and individual growth companies seeks to diversify the portfolio through the use of ETF investments while providing the Adviser with the opportunity to seek excess returns relative to the index in specific company investments.

The Fund may make short-term investments, without limitation, for defensive purposes, which may provide lower returns than other types of investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although every effort is made to achieve the Core Growth Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

•
ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.  In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.

•
Equity Securities Risk. Prices of equity securities may fluctuate rapidly and unpredictably in shorter time periods for a variety of reasons, including as a result of political or economic events having little or nothing to do with the performance of the issuers, and there is no guarantee of long-term growth. Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks. Equity securities of technology growth companies, in particular, may be more volatile than equity securities of other companies primarily due to market saturation, price competition and rapid product obsolescence.

•
Management Risk. The Adviser’s investment strategy may not achieve the Active/Passive Equity Fund’s objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

•	Market Risk. The stock market or stocks and ETFs in the Fund’s portfolio may decline or not increase at the rate anticipated.

•	Growth Stock Risk. Growth-oriented funds may under-perform when growth stocks are out of favor.

•
Foreign Investment Risk. Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility and less developed or less efficient trading markets.

•
ETF Risk. ETFs are subject to substantially the same risks as those of their underlying securities or other investments held by the ETF, and investments in ETFs will result in the Fund’s shareholders indirectly bearing a proportionate share of the ETFs’ operating expenses, in addition to the direct expenses of the Fund. Because the value of ETF shares depends on the demand in the market, ETF shares may trade at a discount or premium to the ETF’s net asset value per share.

•
Short-Term Investment Risk. The Fund may make short-term investments without limitation in periods when the Adviser determines that a temporary defensive position is warranted. When the Fund is so invested, it may not achieve its investment objective.

•
Large Cap Equity Risk. The stocks of large capitalization companies involve risks due to larger, more established companies being unable to respond quickly to new competitive challenges, such as consumer preferences. Larger companies may also not be able to attain the high levels of growth rates or returns similar to those of smaller capitalization companies.

•
Small and MidCap Equity Risk. The stocks of small and midcap capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the risks of investing in the Core Growth Fund. The bar chart shows the changes in the Core Growth Fund’s performance from year to year. Also shown are the Core Growth Fund’s highest and lowest quarterly returns. The table below shows the Core Growth Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500® Index, a broad-based securities index. The Core Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Core Growth Fund will perform in the future. Updated performance is available on the Fund’s website at www.monetta.com or by calling 1-800-MONETTA.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the risks of investing in the Core Growth Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-MONETTA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.monetta.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Core Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Core Growth Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CORE GROWTH FUND (MYIFX) Calendar Year Total Returns (before taxes)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return	22.97% (Quarter ended June 30, 2009)	Lowest Quarterly Return	-15.10% (Quarter ended December 31, 2018)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”). Holdings in such accounts may be subject to taxes at a later date.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Monetta Core Growth Fund | S&P 500® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Monetta Core Growth Fund | Monetta Core Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MYIFX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,455
Annual Return 2009	rr_AnnualReturn2009	49.80%
Annual Return 2010	rr_AnnualReturn2010	23.68%
Annual Return 2011	rr_AnnualReturn2011	1.51%
Annual Return 2012	rr_AnnualReturn2012	14.71%
Annual Return 2013	rr_AnnualReturn2013	32.78%
Annual Return 2014	rr_AnnualReturn2014	9.67%
Annual Return 2015	rr_AnnualReturn2015	1.40%
Annual Return 2016	rr_AnnualReturn2016	10.16%
Annual Return 2017	rr_AnnualReturn2017	23.10%
Annual Return 2018	rr_AnnualReturn2018	(5.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.10%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.30%)
5 Years	rr_AverageAnnualReturnYear05	7.39%
10 Years	rr_AverageAnnualReturnYear10	15.13%
Monetta Core Growth Fund | Monetta Core Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	5.46%
10 Years	rr_AverageAnnualReturnYear10	13.79%
Monetta Core Growth Fund | Monetta Core Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.22%
5 Years	rr_AverageAnnualReturnYear05	5.78%
10 Years	rr_AverageAnnualReturnYear10	12.67%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.